Shareholders’ Deficit (Details) - $ / shares		6 Months Ended	9 Months Ended
	Jan. 10, 2025	Dec. 31, 2024	Sep. 30, 2025
Shareholders’ Deficit [Line Items]
Preference shares authorized		1,000,000	1,000,000
Preference shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Preference shares issued
Preference shares outstanding
Shares subject to possible redemption		17,500,000	17,500,000
Conversion ratio		one-for-one	The Class B ordinary shares will automatically convert into Class A ordinary shares at the time of a Business Combination or earlier at the option of the holder, on a one-for-one basis, subject to adjustment
Percentage of holding of shares after initial pubic offering		25.00%
Common Class A [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized		200,000,000	200,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares voting rights		one	one
Ordinary shares issued		988,125	988,125
Ordinary shares outstanding		988,125	988,125
Class B Ordinary Shares [Member]
Shareholders’ Deficit [Line Items]
Ordinary shares authorized		20,000,000	20,000,000
Ordinary shares par value (in Dollars per share)		$ 0.0001	$ 0.0001
Ordinary shares voting rights		one	one
Ordinary shares issued		6,708,333	5,833,333
Ordinary shares outstanding		6,708,333	5,833,333
Forfeiture of founder shares issued	875,000
Ratio to be applied to the stock in the conversion		25.00%	25.00%
Share forfeiture		875,000